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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21133

                            Clarion Investment Trust
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               (Exact name of registrant as specified in charter)

                       230 Park Avenue, New York, NY 10169
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(Address of principal executive offices)                              (Zip code)

                                  Daniel Heflin
                            Clarion Investment Trust
                                 230 Park Avenue
                               New York, NY 10169
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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Item 1. Schedule of Investments.
        Attached hereto.

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CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

                                                                                                      Principal
                                                                                                       Amount             Value
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COMMERCIAL MORTGAGE-BACKED SECURITIES (85.80%)
----------------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II                                      6.771% due 05/03/11 (a)          5,000,000          5,596,100
J.P. Morgan Chase Commercial Mortgage Securities Corp.               4.393% due 12/12/12              4,378,058          4,326,843
CS First Boston Mortgage Securities Corp.                            6.380% due 12/18/10              4,000,000          4,280,320
Banc of America Commercial Mortgage, Inc.                             4.161% due 1/10/10              4,000,000          3,924,120
First Union - Lehman Brothers Commercial Mortgage Corp.              6.790% due 10/18/11              3,300,000          3,516,414
Mortgage Capital Funding, Inc.                                       6.000% due 02/18/08 (a)          3,600,000          3,487,219
GE Capital Commercial Mortgage Corp.                                 4.093% due 01/10/10              3,500,000          3,426,850
Bear Stearns Commercial Mortgage Securities, Inc.                    7.780% due 02/15/10              3,000,000          3,333,360
LB UBS Commercial Mortgage Trust                                     6.575% due 02/15/12              3,000,000          3,278,490
CS First Boston Mortgage Securities Corp.                            6.000% due 07/15/12 (a)          4,479,000          3,143,523
Chase Commercial Mortgage Securities Corp.                           6.390% due 11/18/08              3,000,000          3,128,490
LB UBS Commercial Mortgage Trust                                     5.323% due 04/15/30 (a)          3,000,000          3,034,890
Wachovia Bank Commercial Mortgage Trust                              5.367% due 06/15/13 (a)          3,500,000          3,014,375
CS First Boston Mortgage Securities Corp.                            5.530% due 07/15/14 (a)          3,000,000          2,939,388
Merrill Lynch Mortgage Investors, Inc.                               5.595% due 09/12/42              3,000,000          2,888,745
Wachovia Bank Commercial Mortgage Trust                              5.292% due 05/15/44 (a)          3,000,000          2,811,315
LB UBS Commercial Mortgage Trust                                     5.075% due 08/15/13 (a)          3,618,000          2,755,333
DLJ Mortgage Acceptance Corp.                                        7.760% due 04/15/07 (a)          2,600,000          2,707,510
CS First Boston Mortgage Securities Corp.                            5.226% due 11/15/14 (a)          3,000,000          2,612,461
DLJ Mortgage Acceptance Corp.                                        7.830% due 08/12/06 (a)          2,500,000          2,559,500
Chase Commercial Mortgage Securities Corp.                           7.600% due 06/18/06              2,500,000          2,534,100
Commercial Mortgage Pass-Through Certificates                        5.090% due 06/10/11              2,500,000          2,533,975
Mortgage Capital Funding, Inc.                                       7.214% due 11/20/07 (a)          2,500,000          2,524,024
GMAC Commercial Mortgage Securities, Inc.                            4.576% due 05/10/13              2,380,642          2,368,286
J.P. Morgan Chase Commercial Mortgage Securities Corp.               5.056% due 01/12/13 (a)          3,727,000          2,285,408
BXG Receivables Note Trust                                           4.445% due 10/01/11 (a)          2,319,845          2,280,697
Wachovia Bank Commercial Mortgage Trust                              4.932% due 04/15/13 (a)          3,020,000          2,280,454
DLJ Mortgage Acceptance Corp.                                        7.977% due 09/10/09              2,000,000          2,203,560
DLJ Commercial Mortgage Corp.                                        7.614% due 06/10/09              2,000,000          2,172,520
Chase Commercial Mortgage Securities Corp.                           6.275% due 02/14/11 (a)          2,000,000          2,143,440
Wachovia Bank Commercial Mortgage Trust                              0.051% due 10/15/41 (a)        100,622,434 (b)      2,055,505
J.P. Morgan Chase Commercial Mortgage Securities Corp.               5.039% due 01/15/15 (a)          2,074,000          2,050,271
Morgan Stanley Dean Witter Capital I                                 5.379% due 08/13/42              2,000,000          2,007,109
Wachovia Bank Commercial Mortgage Trust                              5.235% due 08/15/41 (a)          2,000,000          1,970,730
Banc of America Commercial Mortgage, Inc.                            4.041% due 04/10/09              2,000,000          1,959,896
GS Mortgage Securities Corp. II                                      6.526% due 08/15/11 (a)          1,795,000          1,957,591
LB UBS Commercial Mortgage Trust                                     0.473% due 05/15/17 (a)         53,420,010 (b)      1,947,336
Chase Commercial Mortgage Securities Corp.                           6.830% due 01/16/11 (a)          1,900,000          1,938,152
CS First Boston Mortgage Securities Corp.                            5.603% due 07/15/36 (a)          2,000,000          1,932,706
J.P. Morgan Chase Commercial Mortgage Securities Corp.               5.472% due 01/12/15 (a)          2,000,000          1,922,142
GE Capital Commercial Mortgage Corp.                                 5.394% due 04/10/14 (a)          2,000,000          1,920,244
Merrill Lynch Mortgage Investors, Inc.                               7.420% due 03/25/06              1,750,000          1,769,635
CS First Boston Mortgage Securities Corp.                            6.067% due 03/15/13 (a)          1,750,000          1,749,139
Bear Stearns Commercial Mortgage Securities, Inc.                    6.502% due 02/12/06 (a)          1,500,000          1,517,640
Mortgage Capital Funding, Inc.                                       5.750% due 12/21/26              1,500,000          1,484,590
J.P. Morgan Chase Commercial Mortgage Securities Corp.               5.537% due 07/12/35 (a)          1,300,000          1,244,772
DLJ Commercial Mortgage Corp.                                        6.080% due 08/10/08              1,164,070          1,181,334
J.P. Morgan Chase Commercial Mortgage Securities Corp.               6.942% due 11/15/35 (a)          1,000,000          1,104,930
Chase Commercial Mortgage Securities Corp.                           7.370% due 02/19/07              1,053,104          1,081,748
Prudential Securities Secured Financing Corp.                        7.193% due 04/15/09              1,000,000          1,074,590
LB UBS Commercial Mortgage Trust                                     5.250% due 07/15/13 (a)          1,120,000          1,058,822
Chase Commercial Mortgage Securities Corp.                           6.560% due 05/18/08              1,000,000          1,049,140
Chase Commercial Mortgage Securities Corp.                           7.370% due 02/19/07              1,000,000          1,045,640
CS First Boston Mortgage Securities Corp.                            5.638% due 11/15/06 (a)          1,000,000          1,002,970
Bear Stearns Commercial Mortgage Securities, Inc.                    5.817% due 05/14/09 (a)          1,000,000          1,002,410
Wachovia Bank Commercial Mortgage Trust                              5.153% due 12/15/14 (a)          1,000,000            988,192
GMAC Commercial Mortgage Securities, Inc.                            4.547% due 12/10/41              1,000,000            983,829
LB UBS Commercial Mortgage Trust                                     4.647% due 02/15/13              1,000,000            967,535
Wachovia Bank Commercial Mortgage Trust                              5.291% due 05/15/15 (a)          1,000,000            959,048
J.P. Morgan Chase Commercial Mortgage Securities Corp.               5.279% due 09/12/17 (a)          1,000,000            941,463
GE Capital Commercial Mortgage Corp.                                 5.198% due 06/10/48 (a)          1,000,000            939,259
LB UBS Commercial Mortgage Trust                                     5.101% due 03/15/36 (a)          1,000,000            937,984
Commercial Mortgage Pass-Through Certificates                        3.251% due 10/10/12                734,285            694,520
Wachovia Bank Commercial Mortgage Trust                              0.125% due 07/15/41 (a)        118,170,810 (b)        651,180
Commercial Mortgage Acceptance Corp.                                 6.790% due 08/15/08                604,447            616,941
Wachovia Bank Commercial Mortgage Trust                             3.9115% due 06/15/13 (a)            600,000            598,480
LB UBS Commercial Mortgage Trust                                     6.155% due 07/14/11 (a)            517,240            541,612
DLJ Mortgage Acceptance Corp.                                        7.660% due 04/15/07 (a)            500,000            519,590
J.P. Morgan Chase Commercial Mortgage Securities Corp.                5.621% due 7/15/41 (a)            500,000            482,460
Commercial Mortgage Pass-Through Certificates                        4.188% due 12/15/06 (a)            426,336            426,787

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CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2005 (unaudited)

                                                                                                     Principal
                                                                                                      Amount              Value
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COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital I                                 5.310% due 06/15/06                414,875            416,050
Morgan Stanley Dean Witter Capital I                                 4.570% due 07/18/06                356,155            355,952
Merrill Lynch Mortgage Investors, Inc.                               7.120% due 03/18/07                174,812            179,068
Chase Commercial Mortgage Securities Corp.                           6.600% due 12/19/07                120,000            125,073
TIAA Retail Commercial Trust                                         5.770% due 05/19/06 (a)             16,379             16,381
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   Total Commercial Mortgage-Backed Securities
    (Cost $142,187,190)                                                                                                141,462,156
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CORPORATE BONDS (5.60%)
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Senior Housing Trust                                                 8.625% due 01/15/12              3,000,000          3,367,500
Meritage Homes Corp.                                                 7.000% due 05/01/14              1,585,000          1,600,850
Standard Pacific Corp.                                               6.875% due 05/15/11              1,140,000          1,168,500
Trustreet Properties, Inc.                                           7.500% due 04/01/15 (a)          1,000,000          1,027,500
Petro Stopping Centers LP                                            9.000% due 02/15/12                850,000            862,750
Ryland Group, Inc.                                                   5.375% due 05/15/12                500,000            496,066
K Hovnanian Enterprises                                               6.00% due 01/15/10                500,000            495,000
Ryland Group, Inc.                                                    9.75% due 09/01/10                200,000            209,744
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   Total Corporate Bonds
    (Cost $9,354,313)                                                                                                    9,227,910
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MORTGAGE-BACKED SECURITIES (2.08%)
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Federal National Mortgage Association                                5.50% due 10/01/32               1,217,189          1,224,587
Federal Home Loan Mortgage Corporation                               5.50% due 03/01/23                 956,020            961,547
Federal National Mortgage Association                                5.00% due 05/01/18                 899,129            901,375
Federal Home Loan Mortgage Corporation                               6.00% due 11/01/32                 340,578            347,842
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   Total Mortgage-Backed Securities
    (Cost $3,484,500)                                                                                                    3,435,351
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UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (6.46%)
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Government National Mortgage Association                             5.890% due 08/16/42              3,543,202          3,694,342
Government National Mortgage Association                             3.110% due 01/16/19              1,755,469          1,692,725
Government National Mortgage Association                             5.490% due 11/16/45              1,125,825          1,122,527
Government National Mortgage Association                              5.52% due 09/16/44              1,105,815          1,118,385
Government National Mortgage Association                              5.39% due 01/16/45              1,120,467          1,052,101
Government National Mortgage Association                              5.48% due 03/16/46                550,249            547,069
Government National Mortgage Association                             5.590% due 03/16/44                535,890            544,221
Government National Mortgage Association                             5.110% due 11/16/45                551,422            497,464
United States Treasury Bond                                          3.625% due 06/15/10                400,000            391,187
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   Total United States Government Agencies & Obligations
    (Cost $10,144,928)                                                                                                  10,660,021
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TOTAL SECURITIES (99.94)
    (Cost $165,170,931) (c)                                                                                            164,785,438
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OTHER ASSETS, NET OF LIABILITIES (0.06%)                                                                                    91,407
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NET ASSETS (100.00%)                                                                                                 $ 164,876,845
==================================================================================================================================

(a) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at July 31, 2005 was $81,580,933 or 49.3% of net assets.
(b)  Represents notional amount of interest-only security.
(c) The cost for federal income tax purposes was $165,170,930. At July 31, 2005 net unrealized depreciation for all securities based on tax cost was $385,493. This consisted of aggregate gross unrealized appreciation for all securities of $3,501,153 and aggregate gross unrealized depreciation for all securities of $3,886,646.

Swap agreements outstanding at July 31, 2005:

                                                                 Notional            Unrealized
Type                                                               Amount     Appreciation/ Depreciation
--------------------------------------------------------------------------------------------------------
Pay a fixed rate equal to 4.474% and
USD-LIBOR receive floating rate based on 3 Month

Counterparty: Deutsche Bank                                      10,000,000        $      172,974
Effective date 05/26/05, Exp. 05/26/15
                                                                                   --------------
Total                                                                              $      172,974
                                                                                   ==============

Item 2. Controls and Procedures.

    (a) The President and Chief Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

    (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. Exhibits.

        A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Investment Trust

By: /s/ Daniel Heflin
    ------------------------------------
    Daniel Heflin
    President and Chief Executive Officer

Date: September 20, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel Heflin
    ------------------------------------
    Daniel Heflin
    President and Chief Executive Officer

Date: September 20, 2005

By: /s/ Yuriy Zubatyy
    ------------------------------------
    Yuriy Zubatyy
    Chief Financial Officer

Date: September 20, 2005